Short-term Investments	12 Months Ended
Dec. 31, 2022
Short-term Investments [Abstract]
Short-term Investments
5.	Short-term Investments
The following is a summary of short-term investments:

	December 31, 2021	December 31, 2022
	RMB in thousands
Financial products	13,583,580	3,580,792
Investments in publicly traded companies	1,426,946	1,042,660
Money market funds	50,196	—

Total	15,060,722	4,623,452

For the years ended December 31, 2020, 2021 and 2022, the Group recorded investment income of RMB74.0 million, RMB138.3 million and RMB18.2 million related to short-term investments on the consolidated statements of operations and comprehensive loss, respectively.